EXPLORATION, EVALUATION AND PROJECT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Exploration, evaluation and project expenses [Abstract]
Schedule of exploration, evaluation and project expenses

For the years ended December 31	2023	2022
Global exploration and evaluation[1]	$143	$123
Project costs:
Reko Diq	60	14
Lumwana	37	—
Pascua-Lama	26	52
Pueblo Viejo	4	24
Other	41	47
Corporate development	10	15
Minesite exploration and evaluation[1]	40	75
Total exploration, evaluation and project expenses	$361	$350
[1]Approximates the impact on operating cash flow.